Information on Regulatory Capital and Capital Adequacy Ratios	12 Months Ended
Dec. 31, 2022
Information on Regulatory Capital and Capital Adequacy Ratios Disclosure [Abstract]
Information on Regulatory Capital and Capital Adequacy Ratios
45.	Information on Regulatory Capital and Capital Adequacy Ratios:

Requirements and Capital Management:

The main objectives of the Bank’s capital management are to ensure the adequacy and quality of its capital, at a consolidated level, based on the adequate management of the risks it faces in its operations, establishing sufficient capital levels, through the definition of an internal objective, which supports both the business strategy in normal scenarios, as well as stress scenarios in the short and medium terms, thus ensuring compliance with regulatory requirements, coverage of its material risks, a solid credit classification and the generation of adequate capital clearances. During 2022, the Bank has comfortably met the required capital requirements and its internal sufficiency objectives.

As part of its Capital Management Policy, the Bank has established capital adequacy alerts and limits, which are monitored by the governance structures that the Bank has established for these purposes, including the Capital Management Committee. During 2022, none of the internal alerts defined by the Bank were activated as part of the Capital Risk Appetite Framework.

The Bank manages capital based on its strategic objectives, its risk profile and its ability to generate cash flows, as well as the economic and business context in which it operates. Consequently, the Bank may modify the amount of payment of dividends to its shareholders or issue basic capital, additional tier 1 capital or tier 2 capital instruments. The adequacy of the Bank’s capital is monitored using, among other measures, the indices and rules established by the CMF, as well as the alerts and internal limits that the Capital Management Committee and board of directors have defined for such purposes.

Capital Requirements

In accordance with the General Banking Law, the effective equity of a bank may not be less than 8% of its risk-weighted assets (RWA), net of required provisions. Additionally, it establishes that the Basic Capital may not be less than 4.5% of its APR or 3% of its total assets, net of required provisions. Regarding Tier 1 capital, corresponding to the sum of Basic Capital and Additional Tier 1 Capital, the latter in the form of bonds with no maturity date and preferred shares, it is established that it may not be less than 6% of their RWAs, net of required provisions. Likewise, banking entities must comply, as established by current regulations or regulators, with capital buffers, such as the conservation buffer, the systemically important buffer, the countercyclical buffer and/or capital charges by pillar 2.

Adoption of the Basel III standard

In 2019, the CMF began the regulatory process for the implementation of Basel III standards in Chile, as established in Law No. 21,130 that modernizes banking legislation. During the years 2020 and 2021, the CMF promulgated the different regulations for the adoption of the Basel III standard for local banking, which are applicable as of December 1, 2021. The regulation includes the standard methodologies to determine, among others, Credit, Operational and Market Risk-Weighted Assets, regulatory capital, leverage ratio and systemically important banks. Additionally, the regulations describe requirements and conditions applicable to: (i) the application of internal models for the calculation of certain risk-weighted assets, (ii) the issuance of additional tier 1 and tier 2 capital hybrid instruments, (iii) market disclosure requirements (Pillar 3), (iv) the principles for determining capital buffers (countercyclical and conservation), (v) additional requirements to which banks defined as systemically important and (vi) the criteria by which banks with deficiencies identified in the supervision process (Pillar 2) could be subject to additional capital requirements, among others.

The aforementioned Basel III banking solvency standards consider a series of transitory regulations. These measures include: i) the gradual adoption of the conservation buffer, requirements for systemic banks and repeal of the requirements of article 35 of the LGB, ii) the gradual application of adjustments to regulatory capital, iii) the temporary substitution of additional tier 1 capital (AT1) for tier 2 capital instruments, that is, subordinated bonds and additional provisions and iv) gradualness to continue recognizing subordinated bonds issued by banking subsidiaries as effective equity, among other matters. During 2022, the CMF has continued to refine and clarify the application of capital regulation.

Information on regulatory capital and capital adequacy indicators is presented below:

	Total assets, risk-weighted assets and components of the	Local and Overall consolidated	Local and Overall consolidated
	effective equity according to Basel III	Dec -2022	Dec-2021
Item No.	Item description	MCh$	MCh$

1	Total assets according to the statement of financial position	55,255,362	51,702,439
2	Non-consolidated investment in subsidiaries	—	—
3	Assets discounted from regulatory capital, other than item 2	165,833	61,953
4	Derivative credit equivalents	1,276,512	1,782,784
4.1	Financial derivative contracts	2,987,106	2,983,298
5	Contingent loans	2,756,396	2,612,170
6	Assets generated by the intermediation of financial instruments
7	= (1-2-3+4-4.1+5-6) Total assets for regulatory purposes	56,135,331	53,052,142
8.a	Credit risk weighted assets, estimated according to the standard methodology (CRWA)	30,657,020	28,434,728
8.b	Credit risk weighted assets, estimated according to internal methodologies (CRWA)	—	—
9	Market risk weighted assets (MRWA)	1,365,367	1,342,767
10	Operational risk weighted assets (ORWA)	3,630,835	2,946,980
11.a	= (8.a/8.b+9+10) Risk-weighted assets (RWA)	35,653,222	32,724,475
11.b	= (8.a/8.b+9+10) Risk-weighted assets, after application of the output floor (RWA)	35,653,222	32,724,475
12	Owner’s equity	4,858,325	4,223,013
13	Non-controlling interest	2	1
14	Goodwill	—	—
15	Excess minority investments	—	—
16	= (12+13-14-15) Core Tier 1 Capital (CET1)	4,858,327	4,223,014
17	Additional deductions to core tier 1 capital, other than item 2	(18,940)	—
18	= (16-17-2) Core Tier 1 Capital (CET1)	4,839,387	4,223,014
19	Voluntary provisions (additional) imputed as additional Tier 1 capital (AT1)	178,266	327,245
20	Subordinated bonds imputed as additional tier 1 capital (AT1)	—	—
21	Preferred shares allocated to additional tier 1 capital (AT1)	—	—
22	Bonds without a fixed term of maturity imputed to additional tier 1 capital (AT1)	—	—
23	Discounts applied to AT1	—	—
24	= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	178,266	327,245
25	= (18+24) Tier 1 Capital	5,017,653	4,550,259
26	Voluntary provisions (additional) imputed as Tier 2 capital (T2)	383,213	213,007
27	Subordinated bonds imputed as Tier 2 capital (T2)	972,550	871,079
28	= (26+27) Equivalent tier 2 capital (T2)	1,355,763	1,084,086
29	Discounts applied to T2	—	—
30	= (28-29) Tier 2 capital (T2)	1,355,763	1,084,086
31	= (25+30) Effective equity	6,373,416	5,634,345
32	Additional basic capital required for the constitution of the conservation buffer	445,669	204,522
33	Additional basic capital required to set up the countercyclical buffer	—	—
34	Additional basic capital required for banks qualified as systemic	111,417	—
35	Additional capital required for the evaluation of the adequacy of effective equity (Pillar 2)	—	—

	Local and Overall consolidated	Local and Overall consolidated
	December -2022	December -2021
Capital Adequacy Ratios and Regulatory Compliance according to Basel III	%	%
Leverage Ratio	8.62%	7.96%
Leverage Ratio that the bank must meet, considering the minimum requirements	3%	3%
CET 1 Capital Ratio	13.57%	12.90%
CET 1 Capital Ratio that the bank must meet, considering the minimum requirements	4.81%	4.50%
Capital buffer shortfall	0%	0%
Tier 1 Capital Ratio	14.07%	13.90%
Tier 1 Capital Ratio that the bank must meet, considering the minimum requirements	6.00%	6.00%
Total or Regulatory Capital Ratio	17.88%	17.22%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements	8.00%	8.00%
Total or Regulatory Capital Ratio that the bank must meet, considering the charge for article 35 bis	8.00%	9.5%
Total or Regulatory Capital Ratio that the bank must meet, considering the minimum requirements, conservation buffer and countercyclical buffer	9.25%	8.625%
Credit rating	A	A
Regulatory compliance for Capital Adequacy
Additional provisions computed in Tier 2 capital (T2) in relation to CRWA	1.25%	0.75%
Subordinated bonds computed as Tier 2 capital (T2) in relation to CET 1 Capital	20.02%	20.63%
Additional Tier 1 Capital (AT1) in relation to CET 1 Capital	3.68%	7.75%
Voluntary (additional) provisions and subordinated bonds computed as AT1 in relation to RWAs	0.50%	1.00%